Cash, balances with banks and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash, balances with banks and cash equivalents [Abstract]
Cash, balances with banks and cash equivalents

20.   Cash, balances with banks and cash equivalents

a)  Cash and balances with banks

	R$ thousand
	On December 31
	2018	2017
Cash and due from banks in domestic currency	14,734,228	12,939,852
Cash and due from banks in foreign currency	4,877,776	2,088,498
Compulsory deposits with the Central Bank (1)	87,596,916	66,714,226
Investments in gold	823	375
Total	107,209,743	81,742,951

 (1) Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.

b)  Cash and cash equivalents

	R$ thousand
	On December 31
	2018	2017
Cash and due from banks in domestic currency	14,734,228	12,939,852
Cash and due from banks in foreign currency	4,877,776	2,088,498
Interbank investments (1)	90,612,803	141,025,717
Investments in gold	823	375
Total	110,225,630	156,054,442

(1) Refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$60,443,537 thousand (2017 - R$123,691,195 thousand) refers to Financial assets pledged as collateral.